CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Common stock	Preferred stock Series A Convertible Preferred Stock	Preferred stock Series A-1 Junior Preferred Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Increase (Decrease) in Convertible Preferred Stock
Issuance of Series A Convertible Preferred Stock		$ 39,117
Ending balance at Dec. 31, 2015		$ 40,000
Ending balance (in shares) at Dec. 31, 2015		40,000,000
Beginning balance at Dec. 31, 2014	$ 10			$ 39,230	$ (39,598)	$ (358)
Beginning balance (in shares) at Dec. 31, 2014	10,196,292
Increase (Decrease) in Stockholders' Equity
Equity contribution				2,094		2,094
Modification of warrant in connection with a license agreement				923		923
Stock compensation expense				298		298
Dividend to Rhythm Holding Company LLC (associated with common stock options granted to employees of Motus Therapeutics, Inc.)				2,695		2,695
Dividend to Rhythm Holding Company LLC (associated with common stock options granted to employees of Motus Therapeutics, Inc.)				(2,695)		(2,695)
Reclassification of Series A Investor Right/Obligation liability upon Series A second tranche closing		$ 883		117		117
Net loss					(11,073)	(11,073)
Ending balance at Dec. 31, 2015	$ 10			42,662	(50,671)	(7,999)
Ending balance (in shares) at Dec. 31, 2015	10,196,292
Increase (Decrease) in Convertible Preferred Stock
Issuance of Series A Convertible Preferred Stock (in shares)		40,000,000
Ending balance at Dec. 31, 2016		$ 40,000				$ 40,000
Ending balance (in shares) at Dec. 31, 2016		40,000,000				40,000,000
Increase (Decrease) in Stockholders' Equity
Stock compensation expense				1,168		$ 1,168
Net loss					(25,872)	(25,872)
Ending balance at Dec. 31, 2016	$ 10			43,830	(76,543)	$ (32,703)
Ending balance (in shares) at Dec. 31, 2016	10,196,292
Increase (Decrease) in Convertible Preferred Stock
Issuance of Series A Convertible Preferred Stock (in shares)						40,000,000
Issuance of Series A Convertible Preferred Stock		$ 40,622
Settlement of Series A investor instrument		328		1,863		$ 1,863
Conversion of Series A Convertible Preferred Stock and Series A-1 Junior Preferred Stock into common stock on a 9.17 to 1 basis		$ (80,950)
Conversion of Series A Convertible Preferred Stock and Series A-1 Junior Preferred Stock into common stock on a 9.17 to 1 basis (in shares)		(80,949,999)
Ending balance (in shares) at Dec. 31, 2017						0
Increase (Decrease) in Stockholders' Equity
Stock compensation expense				2,278		$ 2,278
Issuance of common stock in connection with exercise of stock options				700		700
Issuance of common stock in connection with exercise of stock options (in shares)	152,671
Change in unrealized loss on marketable securities				(141)		(141)
Issuance of Series A Convertible Preferred Stock				(108)		(108)
Settlement of Series A investor instrument		$ 328		1,863		1,863
Exchange of common stock held by LLC entity for Series A1 Junior Preferred Stock	$ (8)		$ 79	(71)
Issuance of common stock on exchange of preferred stock	(8,578,661)		(78,666,209)
Issuance of common stock upon completion of initial public offering, net of offering costs	$ 8			125,650		125,658
Issuance of common stock upon completion of initial public offering, net of offering costs (in shares)	8,107,500
Conversion of Series A Convertible Preferred Stock and Series A-1 Junior Preferred Stock into common stock on a 9.17 to 1 basis	$ 17		$ (79)	81,012		80,950
Conversion of Series A Convertible Preferred Stock and Series A-1 Junior Preferred Stock into common stock on a 9.17 to 1 basis (in shares)	17,406,338		78,666,209
Net loss					(33,709)	(33,709)
Ending balance at Dec. 31, 2017	$ 27			$ 255,013	$ (110,252)	$ 144,788
Ending balance (in shares) at Dec. 31, 2017	27,284,140
Increase (Decrease) in Convertible Preferred Stock
Issuance of Series A Convertible Preferred Stock (in shares)		40,949,999				0